Shareholders' Equity - Additional Information (Detail) - EUR (€) € / shares in Units, € in Millions	1 Months Ended	12 Months Ended
	Jan. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares		198,369,000	102,369,000	66,632,000
Revaluation		€ (4,477.0)	€ 6,442.0
Vereniging Aegon [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Percentage of shareholding stake in acquired company		32.60%
Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Revaluation		€ (4,465.0)	6,453.0
Revaluation account [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Revaluation		2,311.0	7,294.0
Revaluation deficit [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Revaluation deficit		€ 6,776.0	€ 840.0
Common shares [member] | Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares		146,606,837	71,780,196
Common shares [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares		2,109,430,000	2,106,313,000	2,098,114,000
Common share B [member] | Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value		€ 0.12
Number of common shares		51,762,840	30,588,800
Common share B [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares		546,196,000	568,839,000	571,795,000
Ordinary share [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value		€ 0.12
Cancellation of treasury shares		10,664,951
Ordinary share [member] | Adjusting Events After Reporting Period [Member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Stock repurchase program to repurchase common shares	8,516,263
Stock repurchase program to repurchase common shares value	€ 42.5
Common shares repurchased average price per share	€ 5
Ordinary share [member] | Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares		146,606,837	71,780,196
Common shares B [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value		€ 0.12
Cancellation of treasury shares		22,643,360
Common shares B [member] | Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares		51,762,840	30,588,800
Common shares B [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares		51,763,000	30,589,000	12,884,000